Schedule of maximum exposure to credit risk for trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region			$ 1,649
AUSTRALIA
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region			1,451
Netherlands [member]
IfrsStatementLineItems [Line Items]
Trade receivables by geographic region			$ 198